Convertible Debt	6 Months Ended
Jun. 30, 2023
Disclosure of Convertible Debt Explanatory [Abstract]
CONVERTIBLE DEBT

NOTE 11. CONVERTIBLE DEBT

Convertible Loans

In November 2017, the Company entered into loan agreements with two shareholders of the Company for loans totaling EUR80,278 (approximately $92,007) (the “2017 Convertible Loans”). The loans are convertible at the option of the lender to shares totaling 4.25% of the Company’s common shares outstanding at the time of conversion. The loans are non-interest bearing, are unsecured and are due on demand. During the year ended December 31, 2019, principal in the amount of EUR5,000 ($5,597) was exchanged for the 2019 and 2020 Convertible Loans and EUR5,000 ($5,597) was extinguished as the lender elected to offset the debt amount against amounts in trade receivables due to the Company.

Convertible Promissory Note

On June 28, 2023, we entered into a Pre-Paid Advance Agreement (the “PPA”) with YA II PN, Ltd. (“Holder”). Pursuant to the PPA, we may request that the Holder purchase from us up to $50,000,000 (the “Commitment Amount”) of promissory notes (each, a “Promissory Note”). The Holder will purchase each Promissory Note at 92% of the principal amount of that Promissory Note. On June 28, 2023, we sold the Holder a Promissory Note (the “Initial Promissory Note”) in the principal amount of $5,500,000. The Holder is not obligated to purchase any additional Promissory Notes from us under the PPA.

Each Promissory Notes matures one year from the date of its issuance. The Promissory Notes do not carry any interest, except if there is an event of default in which case the interest will increase to 15% per annum. We may prepay a Promissory Note with at an 8% premium with advance written notice ranging between five business days and thirty calendar days prior to such prepayment, depending on the market price of our ordinary shares at the time of the notice.

The Promissory Notes are convertible at the Holder’s discretion into our ordinary shares at a conversion price (the “Conversion Price”) equal to the lower of (a) (I) $4.9986 in respect of the Initial Promissory Note and (II) with respect to each subsequent Promissory Note, if any, 110% of the volume weighted average price (“VWAP”) of our ordinary shares on the trading day immediately preceding the issuance of such Promissory Note (the “Fixed Price”) or (b) 92% of the average of the two lowest daily VWAPs of the shares during the eight trading days immediately prior to such conversion. In no event, however, shall the conversion price be less than a floor price of $2.00, as may be adjusted for stock splits and other similar transactions (the “Floor Price”).

Under the Promissory Notes, a “Trigger Event” occurs if the trading price of an ordinary share is lower than the applicable Floor Price for any five of seven consecutive trading days. Within five trading days of a Trigger Event, we must make a monthly cash payment to the Holder in connection with the Promissory Notes (the “Monthly Payment”) equal to the lesser of (i) $550,000, plus an 8% redemption premium on any principal being repaid plus any accrued and unpaid interest and (ii) all principal outstanding under all outstanding Promissory Notes, plus an 8% redemption premium on any principal being repaid plus any accrued and unpaid interest. Thereafter, we must pay the Holder a Monthly Payment every 30 calendar days after the due date of the initial Monthly Payment; provided that our monthly obligation hereunder will end with respect to a particular Trigger Event if (i) the daily VWAP of the ordinary shares for seven consecutive trading days immediately prior to the due date of the next Monthly Payment is 10% or greater than the Floor Price or (ii) we reduce the Floor Price for all outstanding Promissory Notes by 50%, unless a new Trigger Event occurs.

In connection with the execution of the PPA, we agreed to pay a commitment fee of $250,000. Such commitment fee was paid on the date of the PPA in the form of 54,428 ordinary shares, which was derived using a per ordinary share price equal to the average of the daily VWAPs of the Ordinary Shares during the three trading days prior to the PPA.

The Company elected to account for the Promissory Note at fair value as of the June 28, 2023 issuance date. Management believes that the fair value option appropriately reflects the underlying economics of the Promissory Notes. Under the fair value election, changes in fair value will be reported in the consolidated statements of operations, under change in fair value of debt instrument, in each reporting period subsequent to the issuance of the Promissory Note. The Initial Promissory Note has a face value of $5,500,000 and had an original issue discount of $440,000. The Company recorded the Initial Promissory Note at its fair value of $5,060,000, which was also the cash received. For the period ended June 30, 2023, the Company recorded a change in fair value of $45,000, resulting in a balance of $5,015,000 as of June 30, 2023.

We classified this fair value as a Level 3 fair value measurement and used a fair value pricing model to calculate the fair value as of June 28, 2023 and June 30, 2023. Key inputs for the fair value model are summarized below.

A summary of the Company’s significant inputs into the fair value of the Initial Promissory Note is as follows:

	June 28,	June 30,
	2023	2023
Stock price	$4.82	$4.78
Expected life in years	1	1
Risk free rate	5.32%	5.40%
Expected volatility	74.65%	74.66%
Discount rate	79.27%	78.54%